Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Non-controlling Interests	OneMain Holdings, Inc. Shareholders’ Equity	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Additional Paid-in Capital	Common Stock
Balance at Dec. 31, 2014	$ 1,932	$ (129)	$ 2,061	$ 1,528	$ 3	$ 529	$ 1
Common shares issued and outstanding
Share-based compensation expense, net of forfeitures	3		3			3
Excess tax benefit from share-based compensation	2		2			2
Withholding tax on vested RSUs	(4)		(4)			(4)
Change in non-controlling interests:
Distributions declared to joint venture partners	(18)	(18)
Other comprehensive income	0
Net income (loss)	35	33	2	2
Balance at Mar. 31, 2015	1,950	(114)	2,064	1,530	3	530	1
Balance at Dec. 31, 2015	2,730	(79)	2,809	1,308	(33)	1,533	1
Common shares issued and outstanding
Share-based compensation expense, net of forfeitures	7		7			7
Excess tax benefit from share-based compensation	2		2			2
Withholding tax on vested RSUs	(5)		(5)			(5)
Change in non-controlling interests:
Distributions declared to joint venture partners	(18)	(18)
Sale of equity interests in SpringCastle joint venture	69	69
Other comprehensive income	20		20		20
Net income (loss)	165	28	137	137
Balance at Mar. 31, 2016	$ 2,970	$ 0	$ 2,970	$ 1,445	$ (13)	$ 1,537	$ 1